Shareholder Report	6 Months Ended
Apr. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	T. ROWE PRICE INTERNATIONAL FUNDS, INC.
Entity Central Index Key	0000313212
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
C000159123
Shareholder Report [Line Items]
Fund Name	Emerging Markets Discovery Stock Fund
Class Name	Investor Class
Trading Symbol	PRIJX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Emerging Markets Discovery Stock Fund - Investor Class	$56	1.13%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.13%
AssetsNet	$ 4,529,345,000
Holdings Count | Holding	72
InvestmentCompanyPortfolioTurnover	19.80%
Additional Fund Statistics [Text Block]	What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$4,529,345
Number of Portfolio Holdings	72

Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Financials	28.8%
Information Technology	19.5
Consumer Discretionary	16.0
Industrials & Business Services	8.7
Materials	6.1
Energy	5.4
Communication Services	4.9
Real Estate	2.7
Consumer Staples	2.4
Other	5.5

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Alibaba Group Holding	4.4%
Taiwan Semiconductor Manufacturing	3.8
Samsung Electronics	3.5
ICICI Bank	3.1
Reliance Industries	2.7
Prosus	2.6
NetEase	2.5
MediaTek	2.3
China Construction Bank	2.1
SK Hynix	2.1

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000159124
Shareholder Report [Line Items]
Fund Name	Emerging Markets Discovery Stock Fund
Class Name	Advisor Class
Trading Symbol	PAIJX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Emerging Markets Discovery Stock Fund - Advisor Class	$77	1.55%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	1.55%
AssetsNet	$ 4,529,345,000
Holdings Count | Holding	72
InvestmentCompanyPortfolioTurnover	19.80%
Additional Fund Statistics [Text Block]	What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$4,529,345
Number of Portfolio Holdings	72

Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Financials	28.8%
Information Technology	19.5
Consumer Discretionary	16.0
Industrials & Business Services	8.7
Materials	6.1
Energy	5.4
Communication Services	4.9
Real Estate	2.7
Consumer Staples	2.4
Other	5.5

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Alibaba Group Holding	4.4%
Taiwan Semiconductor Manufacturing	3.8
Samsung Electronics	3.5
ICICI Bank	3.1
Reliance Industries	2.7
Prosus	2.6
NetEase	2.5
MediaTek	2.3
China Construction Bank	2.1
SK Hynix	2.1

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000184325
Shareholder Report [Line Items]
Fund Name	Emerging Markets Discovery Stock Fund
Class Name	I Class
Trading Symbol	REVIX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Emerging Markets Discovery Stock Fund - I Class	$49	0.99%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.99%
AssetsNet	$ 4,529,345,000
Holdings Count | Holding	72
InvestmentCompanyPortfolioTurnover	19.80%
Additional Fund Statistics [Text Block]	What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$4,529,345
Number of Portfolio Holdings	72

Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Financials	28.8%
Information Technology	19.5
Consumer Discretionary	16.0
Industrials & Business Services	8.7
Materials	6.1
Energy	5.4
Communication Services	4.9
Real Estate	2.7
Consumer Staples	2.4
Other	5.5

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Alibaba Group Holding	4.4%
Taiwan Semiconductor Manufacturing	3.8
Samsung Electronics	3.5
ICICI Bank	3.1
Reliance Industries	2.7
Prosus	2.6
NetEase	2.5
MediaTek	2.3
China Construction Bank	2.1
SK Hynix	2.1

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000219341
Shareholder Report [Line Items]
Fund Name	Emerging Markets Discovery Stock Fund
Class Name	Z Class
Trading Symbol	TRFZX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Emerging Markets Discovery Stock Fund - Z Class	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
AssetsNet	$ 4,529,345,000
Holdings Count | Holding	72
InvestmentCompanyPortfolioTurnover	19.80%
Additional Fund Statistics [Text Block]	What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$4,529,345
Number of Portfolio Holdings	72

Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Financials	28.8%
Information Technology	19.5
Consumer Discretionary	16.0
Industrials & Business Services	8.7
Materials	6.1
Energy	5.4
Communication Services	4.9
Real Estate	2.7
Consumer Staples	2.4
Other	5.5

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Alibaba Group Holding	4.4%
Taiwan Semiconductor Manufacturing	3.8
Samsung Electronics	3.5
ICICI Bank	3.1
Reliance Industries	2.7
Prosus	2.6
NetEase	2.5
MediaTek	2.3
China Construction Bank	2.1
SK Hynix	2.1

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless